Interest-Bearing Borrowings (Details) - Schedule of aggregate annual maturities of long-term borrowing obligations - Investors of consolidated VIEs [Member]	Dec. 31, 2020 CNY (¥)
Interest-Bearing Borrowings (Details) - Schedule of aggregate annual maturities of long-term borrowing obligations [Line Items]
2021
2022	1,081,671,701
2023	463,887,721
2024	34,745,191
2025	508,261,078
Thereafter
Total	¥ 2,088,565,691